Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions on Charter Hire Agreements [Member]
Related Party Transaction, Amounts of Transaction	$ 705	$ 761	$ 829
Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction	705	761	829
Central Mare [Member]
Related Party Transaction, Amounts of Transaction	326	326	326
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	360	360	360
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	(34)	(34)	(34)
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction	5,664	12,253	4,152
Central Shipping Monaco SAM [Member] | Vessels, Net [Member]
Fees charged, capitalized	1,365	0	0
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Vessels, Net [Member]
Fees charged, capitalized	199	69	109
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Vessels, Net [Member]
Fees charged, capitalized	79	63	55
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	1,477	1,953	2,237
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessels, Net [Member]
Fees charged, capitalized	255	198	172
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction	17	60	247
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	360	330	240
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member]
Fees charged, capitalized	0	454
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Right-of-use Assets from Operating Leases [Member]
Fees charged, capitalized	0	1,017
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	793	3,377	0
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Gain From Vessel Sales [Member]
Related Party Transaction, Amounts of Transaction	0	3,971
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Loss from Vessel Sales [Member]
Fees charged, impairment	264	0
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Long-term Debt [Member]
Fees charged, Financing fees	150	0	263
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction	$ 705	$ 761	$ 829